Debt and Warrants (Details)								1 Months Ended						2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended	15 Months Ended
	Dec. 23, 2014 USD ($) item $ / shares shares	Dec. 03, 2014 USD ($) $ / shares	Oct. 30, 2014 USD ($) item	Jul. 16, 2014 USD ($) $ / shares shares	Jun. 26, 2014 USD ($) $ / shares shares	Jun. 26, 2014 USD ($) $ / shares shares	Jun. 02, 2014 USD ($) item $ / shares shares	May. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) item	Oct. 31, 2014 USD ($)	Aug. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) $ / shares	Sep. 30, 2013 USD ($) item shares	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Aug. 26, 2015 $ / shares	Jun. 30, 2015 $ / shares	May. 13, 2015 $ / shares	Mar. 20, 2015 shares
Debt, Convertible Promissory Notes and Common Stock Warrants
Gross aggregate proceeds																	$ 519,806	$ 1,250,000	$ 450,000	$ 1,100,000
Number of warrants issued to purchase shares of common stock (in shares) | shares																									236,606
Original issue price (in dollars per share) | $ / shares																				$ 2.2472
Exercise price (in dollars per share) | $ / shares												$ 6.40
Strike price (in dollars per share) | $ / shares												$ 8.00
Volatility (as a percent)												52.00%
Dividend yield (as a percent)												0.00%
Risk-free interest rate (as a percent)												0.52%
Net amount of Notes																	$ 519,486	150,000		$ 424,674
Interest Paid																		23,100
Warrant liability																				601,889
Future annual maturities of debt
2015																				2,100,000
Thereafter																				$ 0
Repayment occurs within 91 and 120 days
Debt, Convertible Promissory Notes and Common Stock Warrants
Percentage of principal and interest repayment											114.00%
Transfer Agreement | Manufacturer
Debt, Convertible Promissory Notes and Common Stock Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares					16,666	16,666
Exercise price (in dollars per share) | $ / shares									$ 6.30												$ 6.30
Exercise price as a percentage of initial public offering price					90.00%	90.00%
Series A redeemable convertible preferred stock
Debt, Convertible Promissory Notes and Common Stock Warrants
Issuance of convertible preferred stock (in shares) | shares													2,224,991							3,015,902
Original issue price (in dollars per share) | $ / shares													$ 2.2472	$ 2.2472						$ 2.2472
Warrants | Transfer Agreement | Manufacturer
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares									$ 6.30												$ 6.30
Term					5 years
Warrants | Common Stock | Transfer Agreement | Manufacturer
Debt, Convertible Promissory Notes and Common Stock Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares					16,666	16,666
Exercise price (in dollars per share) | $ / shares					$ 4.35	$ 4.35
Fair value of warrants					$ 37,840	$ 37,840
Strike price (in dollars per share) | $ / shares					$ 4.83	$ 4.83
Term						5 years
Volatility (as a percent)					49.00%
Dividend yield (as a percent)					0.00%
Risk-free interest rate (as a percent)					1.64%
Exercise price as a percentage of initial public offering price					90.00%	90.00%
Standby bridge financing agreement
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares		$ 5.23
Fair value of warrants		$ 505,348
Strike price (in dollars per share) | $ / shares		$ 5.01
Term		5 years	6 months
Volatility (as a percent)		63.00%
Dividend yield (as a percent)		0.00%
Risk-free interest rate (as a percent)		1.61%
Aggregate principal amount			$ 4,000,000
Aggregate principal amount of bridge financing			1,000,000
Debt discount			$ 605,348
Exercise price as a percentage of initial public offering price			80.00%
Number of lenders | item			2
Interest Paid								$ 321,600
Value to be divided by IPO exercise price to determine number of warrants granted									$ 1,000,000												$ 1,000,000
Warrant liability																				$ 453,925
Change in fair value of warrants																				51,423
Standby bridge financing agreement | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares									$ 5.60												$ 5.60
Standby bridge financing agreement | Subsequent event | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares									$ 5.60												$ 5.60
Standby bridge financing agreement | Interest Expense.
Debt, Convertible Promissory Notes and Common Stock Warrants
Term			6 months
Debt discount			$ 100,000
Amortization of debt discount									$ 521,291											84,057
Additional financing costs			$ 104,000															86,667		17,333
Standby bridge financing agreement | Scenario, Forecast | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares																							$ 2.696
Standby bridge financing agreement | Repayment occurs within 30 days
Debt, Convertible Promissory Notes and Common Stock Warrants
Interest Paid											$ 60,000
Standby bridge financing agreement | Repayment occurs within 30 and 180 days
Debt, Convertible Promissory Notes and Common Stock Warrants
Interest Paid											$ 120,000
Standby bridge financing agreement | Repayment occurs within 31 and 60 days
Debt, Convertible Promissory Notes and Common Stock Warrants
Percentage of principal and interest repayment											110.00%
Standby bridge financing agreement | Repayment occurs within 61 and 90 days
Debt, Convertible Promissory Notes and Common Stock Warrants
Percentage of principal and interest repayment											112.00%
Standby bridge financing agreement | Repayment occurs within 121 and 150 days
Debt, Convertible Promissory Notes and Common Stock Warrants
Percentage of principal and interest repayment											116.00%
Standby bridge financing agreement | Repayment occurs within 151 and 180 days
Debt, Convertible Promissory Notes and Common Stock Warrants
Percentage of principal and interest repayment											118.00%
Convertible promissory notes
Debt, Convertible Promissory Notes and Common Stock Warrants
Number of convertible promissory notes issued | item															4
Number of Accredited Investors | item										2
Gross aggregate proceeds															$ 525,000
Interest rate (as a percent)															8.00%
Number of business days after the date of consummation of the initial closing of a first equity round of financing, when the debt instrument is due															10 days
Pre-money valuation threshold amount															$ 3,000,000
Aggregate principal amount										$ 250,000
Amortization of debt discount													$ 4,071	$ 1,443
Net amount of Notes															$ 518,105
Number of shares issued for notes converted | shares													207,664
Debt Instrument, Interest Rate, Stated Percentage															8.00%
Convertible promissory notes | Subsequent event
Debt, Convertible Promissory Notes and Common Stock Warrants
Aggregate principal amount										900,000
Future annual maturities of debt
Aggregate principal amount amended under December notes										150,000
Additional convertible note principal amount										$ 100,000
Convertible promissory notes | Interest Expense.
Debt, Convertible Promissory Notes and Common Stock Warrants
Warrant term																	5 years
Debt discount													$ 6,895	6,895	$ 6,895
Net amount of Notes																	$ 519,486
Interest Paid																	$ 1,381
Convertible promissory notes | Dechra Pharmaceuticals PLC
Debt, Convertible Promissory Notes and Common Stock Warrants
Interest rate (as a percent)									12.00%												12.00%
Number of warrants issued to purchase shares of common stock (in shares) | shares									89,285												89,285
Exercise price (in dollars per share) | $ / shares									$ 5.60												$ 5.60
Aggregate principal amount									$ 1,000,000												$ 1,000,000
Number of shares issued for notes converted | shares								178,571
Debt Instrument, Interest Rate, Stated Percentage									12.00%												12.00%
Convertible promissory notes | Dechra Pharmaceuticals PLC | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares																								$ 5.60
Convertible promissory notes | Warrants | Common Stock
Debt, Convertible Promissory Notes and Common Stock Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares															207,664
Warrant term															5 years
Exercise price as a percentage of purchase price paid by equity investors when pre-money valuation threshold amount is achieved															75.00%
Exercise price as a percentage of purchase price paid by equity investors													75.00%
Minimum pre-money valuation amount													$ 3,000,000	$ 3,000,000
Exercise price (in dollars per share) | $ / shares													$ 2.5281	$ 2.5281
Fair value of warrants													$ 6,895	$ 6,895
Strike price (in dollars per share) | $ / shares													$ 2.5281	$ 2.5281
Term													5 years
Volatility (as a percent)													64.00%
Dividend yield (as a percent)													0.00%
Risk-free interest rate (as a percent)													1.82%
Convertible note purchase agreement
Debt, Convertible Promissory Notes and Common Stock Warrants
Number of Accredited Investors | item	3						2
Gross aggregate proceeds	$ 650,000
Interest rate (as a percent)	12.00%			3.00%			3.00%					3.00%
Number of business days after the date of consummation of the initial closing of a first equity round of financing, when the debt instrument is due	30 days
Number of warrants issued to purchase shares of common stock (in shares) | shares	58,035
Exercise price (in dollars per share) | $ / shares	$ 4.15								$ 5.60												$ 5.60		2.696
Fair value of warrants	$ 147,943
Strike price (in dollars per share) | $ / shares	$ 4.59
Conversion price (in dollars per share) | $ / shares				$ 5.60			$ 5.60
Term	3 years
Volatility (as a percent)	49.00%
Dividend yield (as a percent)	0.00%
Risk-free interest rate (as a percent)	1.10%
Aggregate principal amount				$ 150,000			$ 300,000
Amortization of debt discount																$ 6,250		141,890		43,750
Number of shares issued for notes converted | shares				26,785			53,571
Aggregate principal amount issued to board member to which Series A preferred stock was sold	$ 250,000						$ 200,000
Automatic conversion of outstanding principal amount into common stock as percentage of initial public offering price upon closing of initial public offering							80.00%
Automatic conversion of outstanding principal amount into common stock as percentage of entity next preferred stock financing				80.00%			80.00%
Beneficial conversion feature	$ 502,057			$ 37,500			$ 75,000
Percentage of common stock divided by original principal amount issued at exercise price	50.00%
Debt Instrument, Interest Rate, Stated Percentage	12.00%			3.00%			3.00%					3.00%
Convertible note purchase agreement | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Strike price (in dollars per share) | $ / shares									5.60												5.60
Number of shares issued for notes converted | shares	116,070
Exercise price as a percentage of initial public offering price	80.00%			80.00%								80.00%
Convertible note purchase agreement | Subsequent event | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares									$ 5.60												$ 5.60
Convertible note purchase agreement | Interest Expense.
Debt, Convertible Promissory Notes and Common Stock Warrants
Amortization of debt discount							$ 31,250											17,857		19,643
Beneficial conversion feature																		484,326		23,781
Warrant liability																				147,965
Convertible note purchase agreement | Scenario, Forecast | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares																							$ 2.696
Convertible note purchase agreement | Minimum
Debt, Convertible Promissory Notes and Common Stock Warrants
Drawdown amount												$ 250,000
Convertible note purchase agreement | Dechra Pharmaceuticals PLC
Debt, Convertible Promissory Notes and Common Stock Warrants
Amortization of debt discount																		$ 1,000,000
Convertible note purchase agreement | Dechra Pharmaceuticals PLC | Subsequent event
Debt, Convertible Promissory Notes and Common Stock Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares									89,285												89,285
Conversion price (in dollars per share) | $ / shares									$ 5.60												$ 5.60
Aggregate principal amount									$ 1,000,000												$ 1,000,000
Line of credit and loan agreement
Debt, Convertible Promissory Notes and Common Stock Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares												33,333
Exercise price (in dollars per share) | $ / shares									$ 5.60												$ 5.60
Fair value of warrants												$ 114,300
Term												2 years
Exercise price as a percentage of initial public offering price												80.00%
Drawdown amount																				$ 0	$ 0
Line of credit and loan agreement | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares																						$ 3.375
Line of credit and loan agreement | Maximum
Debt, Convertible Promissory Notes and Common Stock Warrants
Stand-by line of credit												$ 1,000,000
Maximum borrowing capacity												$ 1,000,000